Note 24 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Balance	$ 1,161	$ 2,967
Foreign exchange	(23)	(221)
Additional provisions		1,500
Reverse unused provisions	(372)	(277)
Disposals and transfers to AHFS		(1,200)
Unwinding of discount		6
Provisions utilized	(86)	(1,614)
Charged/(credited) to profit or loss:	1,174
Balance	1,854	1,161
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	692	1,967
Foreign exchange	(27)	(165)
Additional provisions		1,312
Reverse unused provisions	(1)	(35)
Disposals and transfers to AHFS		(1,200)
Unwinding of discount		6
Provisions utilized	(86)	(1,192)
Charged/(credited) to profit or loss:	0
Balance	578	692
Remediation provision [member]
Statement Line Items [Line Items]
Balance	353	306
Foreign exchange	8	(37)
Additional provisions		84
Reverse unused provisions	(361)	0
Disposals and transfers to AHFS
Unwinding of discount		0
Provisions utilized	0	0
Charged/(credited) to profit or loss:	0
Balance	0	353
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance	0	0
Foreign exchange	0	0
Additional provisions		0
Reverse unused provisions	0	0
Disposals and transfers to AHFS
Unwinding of discount		0
Provisions utilized	0	0
Charged/(credited) to profit or loss:	1,174
Balance	1,174	0
Litigation provision [member]
Statement Line Items [Line Items]
Balance	0	485
Foreign exchange	0	0
Additional provisions
Reverse unused provisions	0	(100)
Disposals and transfers to AHFS
Unwinding of discount		0
Provisions utilized	0	(385)
Charged/(credited) to profit or loss:	0
Balance	0	0
Warranty provision [member]
Statement Line Items [Line Items]
Balance	116	210
Foreign exchange	(4)	(18)
Additional provisions		103
Reverse unused provisions	(10)	(142)
Disposals and transfers to AHFS
Unwinding of discount		0
Provisions utilized	0	(37)
Charged/(credited) to profit or loss:	0
Balance	$ 102	$ 116